LOANS AND BORROWINGS - Long-term borrowings (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Long-term borrowings by type
Unsecured long-term borrowings	¥ 127,500	¥ 42,500
Secured long-term borrowings	10,157,961	8,726,497
Long-term borrowings	¥ 10,285,461	¥ 8,768,997